Employee Benefits - Summary of Balances of the Liabilities for Employee Benefits (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)
Disclosure of defined benefit plans [line items]
Total Employee Benefits	$ 6,347	[1]	$ 337		$ 4,699
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,193				6,189
Defined benefit obligation funds at fair value	(2,678)				(2,501)
Net defined benefit liability	4,515				3,688
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,237				772
Defined benefit obligation funds at fair value	(127)				(111)
Net defined benefit liability	1,110				661
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	797				418
Defined benefit obligation funds at fair value	(75)				(68)
Net defined benefit liability	$ 722				$ 350

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3